EQUI-VEST®

Equitable Financial Life Insurance Company of America

Issued through: Variable Account AA

Summary Prospectus for New Investors

May 1, 2024

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. Before you invest, you should also review the statutory prospectus (the “Prospectus”) for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at www.equitable.com/ICSR#EQH146649. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The EQUI-VEST® contracts are variable and fixed group and individual flexible premium deferred annuity contracts offered as a funding vehicle for employers’ sponsored retirement plans. This Summary Prospectus only describes EQUI-VEST®. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options (collectively, the “investment options”). See Appendix “Portfolio Companies available under the contract” in the prospectus. Series 100 and Series 200 TSA and EDC contract holders only may also invest in the Segments of the Structured Investment Option (“SIO”). The SIO gives you the opportunity to earn interest that we will credit based, in part, on the performance of an external index over a set period of time, although you could experience a negative return and a significant loss of principal and previously credited interest. Participants should carefully read the accompanying SIO prospectus and the Fixed Maturity Options Available Under Certain EQUI-VEST Contracts prospectus (the “FMO prospectus”) for more information.

You may cancel your contract within 10 days of receiving it without paying fees or penalties although if you invest in the Structured Investment Option the Segment Interim Value will apply. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your account value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefits, you may no longer be able to increase your guaranteed benefits.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Important information you should consider about the contract

FEES AND EXPENSES
Charges for Early Withdrawals

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 12 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or, third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)

The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts(1)	1.34%	2.00%
	Investment options (Portfolio fees and expenses)(2)	0.57%	2.65%

(1) Expressed as an annual percent of daily net assets in the variable investment options.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers, loans or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination
of contract (Series 400),
optional benefits and Portfo
lio fees and expenses

•   No sales charges

•   No additional contributions,
transfers, loans or withdrawals

	For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in the prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, fixed maturity options and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options,” “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus and FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations, including the guaranteed interest option, fixed maturity options, SIO, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the DCA programs. See “Allocating your contributions” in “Purchasing the contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus. See also the SIO prospectus and the FMO prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the investment options.

Withdrawals may reduce the death benefit by an amount greater than the value withdrawn.

Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies for Series 100 and Series 200 TSA and EDC contracts only.

For additional information about the optional benefits see “Benefits available under the contract” in the prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Overview of the contract

Purpose of the Contract

The contract is designed to help you accumulate assets through investments in underlying Portfolios, guaranteed interest option, fixed maturity options and the SIO during the accumulation phase. It can provide or supplement your retirement income by providing a stream of income payments during the annuity phase. It also provides a death benefit to protect your beneficiaries. The contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently, or who intend to engage in frequent transfers of the underlying Portfolios.

Phases of the Contract

The contract has two phases: an accumulation (savings) phase and an income (annuity) phase.

Accumulation (Savings) Phase

During the accumulation phase, you can allocate your contributions to one or more of the available investment options, which include:

•	Variable investment options;

•	Guaranteed interest option;

•	Fixed maturity options (see the FMO prospectus for more information);

•	Segments of the SIO which are index-linked investment options (see the SIO prospectus for more information-for Series 100 and Series 200 TSA and EDC contracts only);

•	Rebalancing and Dollar Cost Averaging options; and

•	Access to the Optional Semester Strategies program (for Series 100 and Series 200 TSA and EDC contracts only).

For additional information about each underlying Portfolio see Appendix: “Portfolio Companies available under the contract”.

Income (Annuity) Phase

You enter the income phase when you annuitize your contract. During the income phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. You can elect to receive annuity payments (1) for life; (2) for life with a certain minimum number of payments; (3) for life with a certain minimum number of payments to the beneficiary upon the death of the annuitant; or (4) for life with a certain amount of payment. Please note that when you annuitize, your investments are converted to income payments and you will no longer be able to make any additional withdrawals from your contract. All accumulation phase benefits terminate upon annuitization and the contract has a maximum annuity commencement date.

Contract Features

The contract provides for the accumulation of retirement savings and income. The contract offers income, death benefit protection and offers various payout options.

Access to Your Money

During the accumulation phase you can take withdrawals from your contract. Withdrawals will reduce your account value and may be subject to withdrawal charges, income taxes and a tax penalty. Withdrawals may also reduce your death benefit (possibly on a greater than dollar-for-dollar basis).

Death Benefit

Your contract provides a minimum death benefit that pays your beneficiaries an amount equal to at least your contributions less adjusted withdrawals, outstanding loan balances and accrued interest.

Rebalancing and Dollar Cost Averaging

You can elect to have your account value automatically rebalanced at no additional charge. We offer two rebalancing programs that you can use to automatically reallocate your value among your variable investment options and the guaranteed interest option. You can also elect to allocate your investments using a dollar cost averaging program at no additional charge. Generally, you may not elect both a dollar cost averaging program and a rebalancing option.

Contract Loans

Depending on the terms of your contract, you may be permitted to take loans from your account value. If you take a loan we charge interest on the loan.

Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I(1) and Option II(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Investment Simplifier	Allows you to automatically transfer amounts from the guaranteed interest option to the variable investment options.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only)	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Dollar Cost Averaging or Rebalancing
Participant Loans (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)	Loans may be available to plan participants.	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Buying the Contract

You may purchase a contract by making payments to us that we call “contributions.” We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply.

Minimum initial and subsequent contribution amounts

The minimum initial contribution is generally $20 for each type of contract. Subsequent contributions are allowed up to a certain maximum contribution limit.

Limitations on contributions to the contract

We reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. This means that if you have one or more Guaranteed benefits and we exercise our right to discontinue the acceptance of contributions to the contract you may no longer be able to fund your Guaranteed benefits. This means that you may no longer be able to increase your Guaranteed benefits.

When initial and subsequent contributions are credited

Initial Contribution

For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in “About other methods of payment” in “More information” in the prospectus.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.” If Equitable Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If Equitable Advisors receives your application within this timeframe, Equitable Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while Equitable Advisors ensures that your application is complete and suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Subsequent Contributions

If we receive a subsequent contribution before the close of the NYSE (typically 4:00 pm eastern), we will credit that contribution that day. If we receive your subsequent contribution after the close of the NYSE, your contribution will be applied the next business day.

Additional limitations on contributions to the contract

Additional limitations on contributions and the source of contributions apply based on the type of contract, such as TSA or EDC contracts. Please see the tables in the “How you can purchase and contribute to your contract” in “Purchasing the Contract” to the prospectus for detailed information. You can obtain the prospectus by calling the number or accessing the website noted on the first page of this summary prospectus.

Making Withdrawals: Accessing the Money in Your Contract

Accessing your money

You have several ways to access your account value before annuity payments begin. Depending on your type of contract, you may generally take partial withdrawals from your contract at any time or, depending on your specific situation, set up an automatic payment plan, a systematic withdrawal plan, a substantially equal withdrawals plan or a lifetime RMD payments plan. Additionally, you may take a loan (if permitted by your Plan) and you may make withdrawals from your Guaranteed Annual Withdrawal Amount (if you funded the Personal Income Benefit feature). You may also surrender your contract to receive its cash value at any time. If we receive a withdrawal or surrender request in good order before the close of the NYSE (typically 4:00 pm eastern), we will process the request that day. If we receive the request after the close of the NYSE, we will process the request on the next business day. We will generally send you the full requested withdrawal amount and deduct any applicable withdrawal charges from account value unless your request otherwise.

Withdrawals will reduce your account value and may be subject to withdrawal charges, income taxes and a tax penalty. Withdrawals may also reduce (possibly on a greater than dollar-for-dollar basis) or terminate any optional guaranteed benefits. Surrenders also may be subject to withdrawal charges, income taxes and a tax penalty if you are younger than 59 1⁄2.

Please see “Accessing your money” in the prospectus for more information on the ways you may withdraw your account value.

Free withdrawal amount

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value.

Additional Information About Fees

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in the prospectus. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn)(1)	6.00%
Net Loan Interest Charge(2) (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)	2.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee(3)	$65
Special Service Charges(4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date)(5)	90% of Segment Investment

(1)

The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)

In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred.
(4)

Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(5)

The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge(1)	$65
Base Contract Expenses(2) (as a percentage of daily net assets in the variable investment options):	2.00%

(1)

The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300 and 400 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any prior withdrawals during the contract year. We may discontinue these services at any time.

(2)

The current Base Contract Expenses for Series 100 and 200 are: 1.40% for EQ/Common Stock and EQ/Money Market Options and 1.34% for all other investment options. For Series 300 the current charge is 1.34%. For Series 400 the current charge is 1.34%.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate form year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)*	0.57%	2.65%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST® series 100 and 200 contracts — For TSA, University TSA, SEP, SARSEP, EDC and Annuitant-Owned HR-10 contracts:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST series 200 Trusteed contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST® series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST® series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146649. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Fixed Income	Fidelity® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		6.00%	1.72%	2.08%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series(1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the contract” in this prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Global Real Assets
1290 VT GAMCO Mergers & Acquisitions	EQ/Janus Enterprise
1290 VT GAMCO Small Company Value	EQ/JPMorgan Growth Stock
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index

Investments Options A
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Intrinsic Value
EQ/All Asset Growth Allocation	EQ/MFS Mid Cap Focused Growth
EQ/American Century Mid Cap Value	EQ/MFS Technology
EQ/Balanced Strategy	EQ/MFS Utilities Series
EQ/Capital Group Research	EQ/Mid Cap Index
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Moderate Growth Strategy
EQ/Common Stock Index	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Growth Strategy	EQ/Small Company Index
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Invesco V.I. Main Street Mid Cap Fund®
EQ/Goldman Sachs Mid Cap Value	Invesco V.I. Small Cap Equity Fund
EQ/International Core Managed Volatility	MFS® Investors Trust Series
EQ/International Equity Index	MFS® Massachusetts Investors Growth Stock Portfolio
EQ/International Managed Volatility	Multimanager Aggressive Equity
EQ/International Value Managed Volatility	Multimanager Technology
EQ/Invesco Comstock	Principal VC Equity Income Account
EQ/Invesco Global	VanEck VIP Global Resources Fund

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series® The Bond Fund of America	EQ/Quality Bond PLUS
Macquarie VIP High Income Series	Fidelity® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Multimanager Core Bond
EQ/Money Market

EQUI-VEST®

Employer-Sponsored Retirement Plans

Issued by

Equitable Financial Life Insurance Company of America

This summary prospectus describes the important features of the contract and provides information about the Company.

We have filed with the Securities and Exchange Commission a prospectus and a Statement of Additional Information (“SAI”) that include additional information about EQUI-VEST® Employer-Sponsored Retirement Plans, Equitable Financial Life Insurance Company of America and Variable Account AA. The prospectus and SAI each dated May 1, 2024, are incorporated by reference into this summary prospectus. The prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146649.

Class/Contract Identifier: C000247529

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2024, to the current variable annuity and life prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices for variable annuity contracts and life policies listed below

This Supplement updates certain information in the most recent prospectus, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices (collectively, the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed Combination involving certain Portfolios available in your contract or policy.

Combination. Subject to board and regulatory approval and any necessary conditions precedent, effective on or about the close of business on June 21, 2024 (the “Effective Date”), the class A shares of each Portfolio listed below will be combining into the class B shares of those substantially similar Portfolios. Therefore, on or about the Effective Date, the class B shares of those Portfolios will be available under your contract or policy and the class A shares of those Portfolios will no longer be available under your contract or policy. If you still have account value allocated to an investment option that invests in the class A shares of each Portfolio on the Effective Date, shares of the class A shares of each Portfolio held for you in the that investment option will be exchanged for shares of the class B shares of those Portfolios of equal value on the Effective Date. There will be no financial impact on your contract or policy.

Each investment option that invests in a class A share of the Portfolio will be closed to all transactions on the Effective Date.

Until on or about June 21, 2024, the below listed class A shares of these Portfolios will be available and, therefore, the following hereby amends the corresponding information in the “Appendix: Portfolio Companies available under the contract” or in the “Appendix: Investment options available under the policy” in your Prospectus. Please note that not all Portfolios listed below may be available currently under your contract or policy:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.33%	10.24%	7.24%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.47%	4.20%	3.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.05%	12.82%	7.94%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.52%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.74%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.51%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.69%	5.27%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.93%	15.80%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.62%	15.63%	9.90%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.89%	2.58%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.10%	^	11.01%	4.79%	3.59%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.63%	1.05%	1.12%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.01%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.36%	9.74%	6.29%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.03%		16.49%	8.48%	6.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.76%	7.95%	3.54%

New Biz/Inforce/MAD Notices – Annuities/Life	Catalog No. 800142
#759674

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.62%	7.62%	3.03%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.02%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.84%	11.75%	7.95%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		16.96%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.34%	12.84%	11.29%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.95%	14.17%	10.13%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.87%	14.24%	10.57%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.56%	18.62%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.99%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.67%	10.16%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.02%	10.78%	7.83%
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.64%	15.65%	13.25%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.23%	9.27%	6.10%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.14%	10.36%	7.21%
AssetAllocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.24%	8.08%	5.66%
FixedIncome	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.68%	1.64%	1.26%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.74%	10.07%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.55%	10.05%	6.91%
FixedIncome	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.04%	0.61%	1.20%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.52%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

Please note that you may transfer account value out of the investment option that invests in the above class A shares of each Portfolio into any other investment option available under your contract or policy any time prior to the Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your contract or policy. Also, for a period of 60 days after the Effective Date, any account value that was transferred to the investment option that invests in the class B share of the Portfolio as a result of the Combination can be transferred into any other investment option available under your contract or policy free of charge and will not count as one of your annual free transfers. Please refer to your Prospectus for detailed information about investment options.

On or about the Effective Date:

—

The class A share of each Portfolio under your contract or policy will be removed as an investment option, and the corresponding class B share of the Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). If you have account value allocated to the investment option that invests in the class A share of the Portfolio, your contract or policy will be automatically credited with interest in the corresponding investment option that invests in the class B share of the Portfolio. Your interest in the class B share of the Portfolio immediately after the Combination will be equal to your interest in the removed class A share of the Portfolio immediately prior to the Combination.

—	You will not bear any of the expenses related to the Combination, and the Combination will not result in any tax consequences for you.

—

All allocation elections and instructions that include the class A share of the Portfolio(s) will be automatically updated to replace the class A share of the Portfolio(s) with the corresponding class B share of the Portfolio(s) unless you instruct us otherwise.

2

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date. No action is required on your part. For more information, please contact your financial professional or contact our customer service representative.

Variable Annuity and Life Products List by Portfolio

Target Portfolio	Contract or Policy
1290 VT Equity Income

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Survivorship 2000SM

1290 VT GAMCO Mergers & Acquisitions 1290 VT GAMCO Small Company Value

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life COLI; Incentive Life COLI ’04;

1290 VT Socially Responsible	Life Policies: Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Survivorship Incentive LifeSM ’02

EQ/AB Small Cap Growth

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; MomentumSM Plus; Variable Immediate Annuity; Retirement Investment Account®

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Aggressive Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Moderate-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/All Asset Growth Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Capital Group Research

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

3

Target Portfolio	Contract or Policy

EQ/ClearBridge Large Cap Growth ESG	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Clearbridge Select Equity Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Conservative Allocation EQ/Conservative-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/Core Bond Index	Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Franklin Small Cap Value Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Global Equity Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/International Core Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Incentive Life® ’02; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/International Value Managed Volatility EQ/Large Cap Growth Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Invesco Comstock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Invesco Global	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

4

Target Portfolio	Contract or Policy

EQ/Janus Enterprise

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Growth Stock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Value Opportunities

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Large Cap Core Managed Volatility	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Growth Index EQ/Mid Cap Index EQ/Value Equity

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Managed Volatility

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; MomentumSM Plus; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; Variable Immediate Annuity; Retirement Investment Account®; 300+ Series

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

5

Target Portfolio	Contract or Policy

EQ/Loomis Sayles Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® 19 Series E

Life Policies: Corporate Owned Incentive Life®; IL Protector; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM

EQ/MFS International Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Mid Cap Value Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life COLI; Incentive Life COLI ’04; Incentive Life Legacy®; Incentive Life Optimizer®; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’99; Survivorship Incentive LifeSM ’02; Survivorship Incentive LifeSM Legacy

EQ/PIMCO Ultra Short Bond

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Small Company Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

Multimanager Core Bond	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

Multimanager Technology	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

6

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2024 to the current variable annuity, variable and index-linked annuity, and/or variable and fixed maturity options annuity prospectuses listed below

This Supplement provides important information regarding an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity, variable and index-linked annuity, and/or variable and fixed maturity options annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA variable annuity, variable and index-linked annuity, and/or variable and fixed maturity options annuity contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). The exchanges are subject to contract owner consent in applicable states. Please read this Supplement carefully and retain it for future reference.

Under the Program, EFLIC and EFLOA have entered into an assumption reinsurance transaction where EFLIC will transfer its insurance obligations and risks under its contracts to EFLOA by exchanging each EFLIC Contract with an identical EFLOA Contract. EFLOA and EFLIC have received all necessary regulatory approvals for this Program. As explained in more detail below, depending on which state the EFLIC Contract was issued in, contract owners may have the option to exchange (either through an opt-in or opt-out process) the EFLIC Contract for an EFLOA Contract. The exchanges will be accomplished by issuing a Certificate of Assumption which will state that EFLOA has assumed liability for your EFLIC Contract and that all references to EFLIC in the EFLIC Contract are changed to EFLOA. The Certificate of Assumption will further state that EFLOA has assumed all rights and duties under the express terms of your EFLIC Contract and that EFLIC no longer has any obligations to you. Except for the substitution of EFLOA for EFLIC as your insurer and moving from an EFLIC separate account to an EFLOA separate account, the terms of your contract will not change because of the Program. This means, the new EFLOA Contract will be identical to your EFLIC Contract except that EFLOA will be the issuer and administrator of your EFLOA Contract. There will be no charges assessed against you if your EFLIC Contract is exchanged for an EFLOA Contract including sales charges and the exchange will be made at relative net asset value. If your EFLIC Contract is exchanged for an EFLOA Contract, it will be for the same contract class and with the same optional benefits, if any. Partial exchanges are not permitted. If your EFLIC Contract is not exchanged for an EFLOA Contract, your EFLIC Contract will continue unchanged and there will be no penalty for not exchanging.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. In a separate letter (discussed below), we will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

In connection with the Program, in addition to this Supplement you are also receiving:

•	instructions describing what steps or consent are needed before your EFLIC Contract is exchanged for an EFLOA Contract; and

•	an EFLOA Contract prospectus(es).

The letter with instructions advising what “process” applies (i.e., whether you are in an opt-in process state, opt-out process state or automatic process state), will also contain any timelines or deadlines that are applicable. Please note, exchanges under the Program may continue to occur for several years. We reserve the right to extend or terminate the Program without notice.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	You will receive a Certificate of Assumption that will endorse your EFLIC Contract and convert it into your new EFLOA Contract. EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

(#903408)

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

Tax Matters

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

More Information

If you have any questions regarding the Program, please contact your financial representative or call the customer service center at 855-433-4015. Written inquiries may be mailed to:

Equitable Financial Life Insurance Company

8501 IBM Drive, Suite 150

Charlotte, NC 28262-4333

Variable Annuity, Variable and Index-Linked Annuity, and/or Variable and Fixed Maturity Options Annuity List

Structured Capital Strategies®	Retirement Cornerstone® Series
Structured Capital Strategies® 16	Retirement Cornerstone® Series 12.0
Structured Capital Strategies® Income	Retirement Cornerstone® Series 13.0
Structured Capital Strategies® PLUS	Retirement Cornerstone® Series 15.0
Structured Capital Strategies PLUS® 21	Retirement Cornerstone® Series 15A
Structured Capital Strategies® PLUS GuardSM	Retirement Cornerstone® Series 15B
Structured Investment Option for Investment Edge® 21.0	Retirement Cornerstone® Series 17
Investment Edge® 15.0	Retirement Cornerstone® Series 17 Series E
Investment Edge® 21.0	Retirement Cornerstone® Series 19
EQUI-VEST® Employer-Sponsored Retirement Plans	Retirement Cornerstone® Series 19 Series E
EQUI-VEST® (Series 100-500)	EQUI-VEST® (Series 201)
EQUI-VEST® ExpressSM (Series 700)	EQUI-VEST® ExpressSM (Series 701)
EQUI-VEST® (Series 800)	EQUI-VEST® (Series 801)
EQUI-VEST® Strategies (Series 900)	EQUI-VEST® Strategies (Series 901)
Structured Investment Option for EQUI-VEST Contracts	Fixed Maturity Options Available Under Certain Active EQUI-VEST® Contracts